Condensed Consolidated Interim Statements of Changes in Equity (Unaudited) - CAD ($)	Issued capital [member]	Reserve of share-based payments [member]	Amount recognised in other comprehensive income and accumulated in equity relating to non-current assets or disposal groups held for sale [member]	Retained earnings [member]	Total
Balance (in shares) at Dec. 31, 2017	35,529,192
Balance at Dec. 31, 2017	$ 21,914,722	$ 3,792,678	$ (303,447)	$ (24,850,199)	$ 553,754
Statement Line Items [Line Items]
Loss for the period				(223,435)	(223,435)
Other comprehensive income (loss)			(3,579)		(3,579)
Share based payments charged to operations		87,539			87,539
Balance (in shares) at Sep. 30, 2018	35,529,192
Balance at Sep. 30, 2018	$ 21,914,722	3,880,217	(307,026)	(25,073,634)	414,279
Statement Line Items [Line Items]
Loss for the period				119,279	119,279
Other comprehensive income (loss)			35,781		35,781
Share based payments charged to operations		74,950			74,950
Contract adjustment for 2017				(85,695)	(85,695)
Balance (in shares) at Dec. 31, 2018	35,529,192
Balance at Dec. 31, 2018	$ 21,914,722	3,955,167	(271,245)	(25,040,050)	558,594
Statement Line Items [Line Items]
Loss for the period				(226,053)	(226,053)
Other comprehensive income (loss)			(5,223)		(5,223)
Share based payments charged to operations		81,115			81,115
Balance (in shares) at Sep. 30, 2019	35,529,192
Balance at Sep. 30, 2019	$ 21,914,722	$ 4,036,282	$ (276,468)	$ (25,266,103)	$ 408,434